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                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-45946,
                                                811-08810



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT

                    SUPPLEMENT TO THE FSA ADVISOR PROSPECTUS

                                DATED MAY 1, 2001

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The following paragraphs are added to the end of the TAXES section of the prospectus on page 14:

CONTRACTS OWNED BY A TRUST OR CORPORATION

     A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT

     If you gift your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) you will pay federal tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING OR PLEDGING A NON-QUALIFIED CONTRACT.

Date:    September 13, 2001


                Please keep this Supplement with your Prospectus.